UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tahithromos, L.L.C.
Address: 9 West 57th Street, Suite 4605
         New York, NY  10019

13F File Number:  028-12704

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Nikiper
Title:     Vice President
Phone:     212-303-5793

Signature, Place, and Date of Signing:

  /s/ Mark Nikiper     New York, NY     April 27, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    37

Form 13F Information Table Value Total:    $306,741 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALPHA & OMEGA SEMICONDUCTOR    SHS              G6331P104     5387   424533 SH       SOLE                     5387        0        0
ARCELORMITTAL SA LUXEMBOURG    NY REGISTRY SH   03938l104      237    51700 SH       SOLE                      237        0        0
BROADWIND ENERGY INC           COM              11161T108      517   394429 SH       SOLE                      517        0        0
CECO ENVIRONMENTAL CORP        COM              125141101      338    57273 SH       SOLE                      338        0        0
CLEAN ENERGY FUELS CORP        COM              184499101     3810   232575 SH       SOLE                     3810        0        0
CLOUD PEAK ENERGY INC          COM              18911Q102      916    42450 SH       SOLE                      916        0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     4070    50000 SH       SOLE                     4070        0        0
DHT HOLDINGS INC               COM              Y2065G105     1669   347037 SH       SOLE                     1669        0        0
EAGLE ROCK ENERGY PARTNERS L   *W EXP 05/15/201 26985R120      818   204439 SH       SOLE                      818        0        0
ENERSYS                        COM              29275Y102     8826   222045 SH       SOLE                     8826        0        0
EOG RES INC                    COM              26875P101     2899    24465 SH       SOLE                     2899        0        0
EXIDE TECHNOLOGIES             COM NEW          302051206    32333  2894662 SH       SOLE                    32333        0        0
FORESTAR GROUP INC             COM              346233109      407    21393 SH       SOLE                      407        0        0
FUEL SYS SOLUTIONS INC         COM              35952W103    22153   734013 SH       SOLE                    22153        0        0
FURNITURE BRANDS INTL INC      COM              360921100     4884  1073485 SH       SOLE                     4884        0        0
HOUSTON AMERN ENERGY CORP      COM              44183U100    12295   797855 SH       SOLE                    12295        0        0
INSITUFORM TECHNOLOGIES INC    CL A             457667103     1652    61752 SH       SOLE                     1652        0        0
ISHARES SILVER TRUST           ISHARES          46428Q109     1324    36000 SH       SOLE                     1324        0        0
ISHARES TR                     BARCLYS 20+ YR   464287432     1566    17000 SH       SOLE                     1566        0        0
KRONOS WORLDWIDE INC           COM              50105F105     4865    83234 SH       SOLE                     4865        0        0
LA Z BOY INC                   COM              505336107     3382   354162 SH       SOLE                     3382        0        0
MADISON SQUARE GARDEN INC      CL A             55826P100    12311   456126 SH       SOLE                    12311        0        0
MASTEC INC                     COM              576323109     8783   422262 SH       SOLE                     8783        0        0
MATERION CORP                  COM              576690101    18820   461282 SH       SOLE                    18820        0        0
MAXWELL TECHNOLOGIES INC       COM              577767106     6674   385990 SH       SOLE                     6674        0        0
MIPS TECHNOLOGIES INC          COM              604567107    16713  1593186 SH       SOLE                    16713        0        0
MYR GROUP INC DEL              COM              55405W104     8082   337891 SH       SOLE                     8082        0        0
OM GROUP INC                   COM              670872100    16616   454741 SH       SOLE                    16616        0        0
QUANTA SVCS INC                COM              74762E102     4176   186200 SH       SOLE                     4176        0        0
RAMBUS INC DEL                 COM              750917106    19636   994224 SH       SOLE                    19636        0        0
RICHARDSON ELECTRS LTD         COM              763165107     2160   163921 SH       SOLE                     2160        0        0
SEAGATE TECHNOLOGY PLC         SHS              G7945M107    20537  1425713 SH       SOLE                    20537        0        0
SOLUTIA INC                    COM NEW          834376501     1739    68481 SH       SOLE                     1739        0        0
UTSTARCOM INC                  COM              918076100      247   104900 SH       SOLE                      247        0        0
WABASH NATL CORP               COM              929566107    10897   941032 SH       SOLE                    10897        0        0
WESTPORT INNOVATIONS INC       COM NEW          960908309    18356   835133 SH       SOLE                    18356        0        0
WILLIAMS COS INC DEL           COM              969457100    26646   854597 SH       SOLE                    26646        0        0